Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

8. Property, Plant and Equipment

DECEMBER 31	2016	2015	Estimated life
Land and land improvements	$122.4	$106.6	n/a to 15
Machinery and equipment	3,385.4	3,179.7	3-8
Buildings	792.4	765.9	20-40
Construction in progress	341.0	284.6	n/a

Property, plant and equipment	$4,641.2	$4,336.8
Less accumulated depreciation	(2,983.1)	(2,899.7)

Net of depreciation	$1,658.1	$1,437.1

DEPRECIATION INCLUDED IN	2016	2015	2014
Cost of sales	$299.6	$268.8	$258.7
Selling, general and administrative expenses	9.5	7.3	8.0
Research, development and engineering expenses, net	30.2	23.3	22.7

Total	$339.3	$299.4	$289.4

No significant fixed asset impairments were recognized during 2016, 2015 or 2014.

The net book value of machinery and equipment and buildings and land under capital lease contracts was $15.2 million and $1.1 million as of December 31, 2016 and December 31, 2015, respectively.